AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.9%
Long-Term Municipal Bonds – 98.9%
Pennsylvania – 90.2%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036	$	1,600	$1,670,336
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2022 5.25%, 05/01/2042(a)		480	482,944
Berks County Industrial Development Authority (Pre-refunded - US Treasuries) Series 2018 5.00%, 05/15/2043		500	516,627
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040		750	544,125
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027		420	425,227
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042		1,000	1,025,047
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043		650	645,977
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(a)		200	209,931
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)		270	270,353
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036		300	280,153
4.00%, 05/01/2041		250	218,219
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048		1,000	1,041,417
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031		2,500	2,671,440

	Principal Amount (000)		U.S. $ Value
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034	$	450	$477,262
5.00%, 07/01/2035		750	793,721
5.00%, 07/01/2036		1,000	1,055,112
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046		635	641,616
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032		1,625	1,626,458
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033		660	672,800
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2059		535	548,640
Lehigh County General Purpose Authority (Muhlenberg College) Series 2024 5.25%, 02/01/2054		1,000	1,062,851
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037		1,100	1,122,353
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052		1,000	1,047,633
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035		765	610,915
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037		520	523,703
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 6.00%, 06/30/2061		1,000	1,109,012
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042		1,000	1,010,842
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)		270	221,241

	Principal Amount (000)		U.S. $ Value
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.62% (MUNIPSA + 0.70%), 11/15/2047(b)	$	1,000	$1,000,271
Pennsylvania Economic Development Financing Authority (Villanova University) Series 2024 5.00%, 08/01/2049		1,000	1,105,899
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050		500	490,998
Series 2020-D 2.79%, 09/01/2043		1,000	777,130
Pennsylvania Turnpike Commission Series 2021-C 4.00%, 12/01/2043		1,290	1,290,372
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2018-B 5.00%, 12/01/2038		1,000	1,062,551
5.00%, 12/01/2043		1,000	1,050,092
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 2.92% (MUNIPSA + 0.85%), 07/15/2041(b)		1,000	1,000,274
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040		400	401,260
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		185	190,933
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056		500	411,217
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)		1,000	1,016,105
Philadelphia Authority for Industrial Development (St Joseph’s University) Series 2022 5.50%, 11/01/2060		2,000	2,167,456
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(a)		500	513,976

	Principal Amount (000)		U.S. $ Value
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029	$	1,000	$1,010,728
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2040		1,200	1,331,935
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.545% (SOFR + 0.80%), 09/01/2040(a) (b)		2,000	1,950,199
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044		750	785,670
Series 2023-A 5.25%, 09/01/2043		1,000	1,111,829
Scranton School District/PA BAM Series 2017-E 5.00%, 12/01/2033		500	524,257
5.00%, 12/01/2034		800	838,107
5.00%, 12/01/2035		500	523,485
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029		865	900,517
State Public School Building Authority (Pre-refunded - US Treasuries) AGM Series 2016 5.00%, 12/01/2029		135	141,949

			44,123,165

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		135	146,416

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		100	103,156

Guam – 2.7%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		100	87,493
Series 2023 5.25%, 10/01/2031		100	104,044
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)		250	249,928
Guam Power Authority Series 2017-A
5.00%, 10/01/2036		120	124,730
5.00%, 10/01/2040		525	541,476

	Principal Amount (000)		U.S. $ Value
Territory of Guam Series 2019 5.00%, 11/15/2031	$	75	$77,079
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046		150	150,804

			1,335,554

Illinois – 2.2%
Chicago O’Hare International Airport Series 2024-A 5.50%, 01/01/2059(c)		1,000	1,086,011

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		35	36,548

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046		370	373,339

New York – 0.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)		175	175,564

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033		100	67,263
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		100	99,932
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027		20	20,193
6.625%, 01/01/2028		156	153,915
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(d) (e)		36	35,044
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046		100	119,737
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		100	83,220
Series 2019-A 4.329%, 07/01/2040		65	64,190

	Principal Amount (000)	U.S. $ Value
5.00%, 07/01/2058	$ 250	$250,993

		894,487

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	120	118,067

Total Municipal Obligations (cost $48,739,166)		48,392,307

	Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00% (d) (e) (f) (cost $61,349)	3,420	9,952

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(g) (h) (i) (cost $863,980)	863,980	863,980

Total Investments – 100.7% (cost $49,664,495,)(j)		49,266,239
Other assets less liabilities – (0.7)%		(332,257)

Net Assets – 100.0%		$48,933,982

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,500	01/15/2027	1 Day SOFR	3.892%	Annual	$(9,297)	$—	$(9,297)
USD	2,300	04/20/2028	1 Day SOFR	3.394%	Annual	(23,588)	—	(23,588)
USD	900	07/31/2029	1 Day SOFR	4.461%	Annual	41,285	—	41,285
USD	850	04/30/2030	1 Day SOFR	3.075%	Annual	(21,718)	—	(21,718)
USD	800	11/01/2030	1 Day SOFR	4.190%	Annual	26,576	—	26,576
USD	3,000	07/31/2031	1 Day SOFR	4.059%	Annual	114,665	328	114,337
USD	800	07/31/2031	1 Day SOFR	3.616%	Annual	8,587	—	8,587
USD	600	09/15/2031	1 Day SOFR	3.464%	Annual	1,184	—	1,184
USD	500	06/15/2034	3.543%	1 Day SOFR	Annual	(3,174)	63	(3,237)
USD	700	08/15/2034	3.545%	1 Day SOFR	Annual	(4,758)	—	(4,758)
USD	500	08/15/2034	3.446%	1 Day SOFR	Annual	42	—	42
USD	300	08/15/2034	3.304%	1 Day SOFR	Annual	4,028	—	4,028

						$133,832	$391	$133,441

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	$83,142	$—	$83,142

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $5,457,880 or 11.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(c)	When-Issued or delayed delivery security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $958,042 and gross unrealized depreciation of investments was $(1,139,715), resulting in net unrealized depreciation of $(181,673).

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Fund II

AB Pennsylvania Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$48,357,263	$35,044	$48,392,307
Preferred Stocks	—	—	9,952	9,952
Short-Term Investments	863,980	—	—	863,980

Total Investments in Securities	863,980	48,357,263	44,996	49,266,239
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	196,367	—	196,367
Interest Rate Swaps	—	83,142	—	83,142
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(62,535)	—	(62,535)

Total	$863,980	$48,574,237	$44,996	$49,483,213

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$611	$2,737	$2,484	$864	$10